REVENUE	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
The following table summarizes revenues for the three and nine months ended September 30, 2020 and 2019:

	Three Months Ended September 30,
	2020	2019
	(in millions)
Agriculture	$2,713	$2,446
Construction	576	664
Commercial and Specialty Vehicles	2,371	2,331
Powertrain	909	940
Eliminations and Other	(462)	(489)
Total Industrial Activities	$6,107	$5,892
Financial Services	408	487
Eliminations and Other	(23)	(19)
Total Revenues	$6,492	$6,360

	Nine Months Ended September 30,
	2020	2019
	(in millions)
Agriculture	$7,498	$8,031
Construction	1,418	2,061
Commercial and Specialty Vehicles	6,131	7,443
Powertrain	2,425	3,109
Eliminations and Other	(1,222)	(1,678)
Total Industrial Activities	$16,250	$18,966
Financial Services	1,338	1,480
Eliminations and Other	(57)	(62)
Total Revenues	$17,531	$20,384
The following table disaggregates revenues by major source for the three and nine months ended September 30, 2020 and 2019:

	Three Months Ended September 30,
	2020	2019
	(in millions)
Revenues from:
Sales of goods	$5,874	$5,603
Rendering of services and other revenues	158	196
Rents on assets sold with a buy-back commitment	75	93
Revenues from sales of goods and services	6,107	5,892
Finance and interest income	228	290
Rents and other income on operating lease	157	178
Finance, interest and other income	385	468
Total Revenues	$6,492	$6,360

	Nine Months Ended September 30,
	2020	2019
	(in millions)
Revenues from:
Sales of goods	$15,575	$18,168
Rendering of services and other revenues	440	500
Rents on assets sold with a buy-back commitment	235	298
Revenues from sales of goods and services	16,250	18,966
Finance and interest income	755	869
Rents and other income on operating lease	526	549
Finance, interest and other income	1,281	1,418
Total Revenues	$17,531	$20,384
Contract liabilities recorded in Other liabilities were $1,207 million and $1,236 million at September 30, 2020 and December 31, 2019, respectively. Contract liabilities primarily relate to extended warranties/maintenance and repair contracts, and transactions for the sale of vehicles with a buy-back commitment. During the three months ended September 30, 2020 and 2019, revenues included $107 million and $118 million, respectively, relating to contract liabilities outstanding at the beginning of each period. During the nine months ended September 30, 2020 and 2019 revenues included $365 million and $415 million respectively, relating to contract liabilities outstanding at the beginning of each period.
At September 30, 2020, the aggregate amount of the transaction price allocated to remaining performance obligations was approximately $1.9 billion ($2.0 billion as of December 31, 2019). The Company expects to recognize revenue on approximately 32% and 77% of the remaining performance obligations over the next 12 and 36 months, respectively (approximately 39% and 84% as of December 31, 2019), with the remaining recognized thereafter.